Earnings Per Share - Additional Information (Detail) In Millions, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Earnings Per Share [Abstract]
Number of common shares subject to stock-based awards that were excluded from the computation of diluted earnings per share because the effect of their exercise would be anti-dilutive	0.7	1.6	9.0